Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net interest income
Loans to banks - amortised cost	£ 726	£ 522	£ 277
Loans to customers - amortised cost	9,795	9,993	10,409
Other financial assets	854	534	348
Interest receivable (1)	11,375	11,049	11,034
Balances with banks	319	250	175
Customer deposits: demand	282	223	99
Customer deposits: savings	771	510	445
Customer deposits: other time	203	116	179
Other financial liabilities	1,102	791	554
Subordinated liabilities	483	461	572
Internal funding of trading businesses	168	42	23
Interest payable	3,328	2,393	2,047
Net interest income	£ 8,047	£ 8,656	£ 8,987